Headcount	12 Months Ended
Dec. 31, 2025
HEADCOUNT
Headcount

37.  HEADCOUNT

Enel Chile’s personnel, as of December 31, 2025, and December 31, 2024, is as follows:

Country	12-31-2025	Average	12-31-2024	Average
Chile	1,772	1,832	1,951	1,985
Argentina (1)	20	20	20	21
Total	1,792	1,852	1,971	2,006
(1)	This item corresponds to the branch of Enel Generación Chile located in the province of Jujuy, Argentina.